Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Other non-property related revenue	$ 5,712		$ 8,047		$ 11,693
Total revenues	368,847		329,626		301,707
Operating expenses:
Property management expense	12,858		9,185		8,584
General and administrative expense	22,615		20,439		18,563
Management fees and other expenses	6,298		8,067		9,504
Restructuring charges	1,848		153		361
Investment and development expenses	1,285	[1]	1,781	[1]	422	[1]
Depreciation	113,961		107,236		100,137
Amortization	3,043		4,540		2,856
Income from operations	40,689		42,852		38,516
Other income (expense):
Total other income (expense)	(68,664)	[2]	(73,263)	[2]	(84,911)	[2]
Loss from continuing operations	(27,975)		(30,411)		(46,395)
Income from discontinued operations	(33,626)		(38,375)		(37,333)
Colonial Properties Trust
Revenues:
Minimum rent	304,364		270,935		244,869
Rentals from affiliates	0		236		203
Tenant recoveries	2,550		3,032		2,473
Other property related revenue	56,221		47,376		42,469
Other non-property related revenue	5,712		8,047		11,693
Total revenues	368,847		329,626		301,707
Operating expenses:
Property operating expense	101,746		92,148		86,369
Taxes, licenses and insurance	41,742		37,489		35,087
Property management expense	12,858		9,185		8,584
General and administrative expense	22,615		20,439		18,563
Management fees and other expenses	6,298		8,067		9,504
Restructuring charges	1,848		153		361
Investment and development expenses	1,285		1,781		422
Depreciation	113,961		107,236		100,137
Amortization	3,043		4,540		2,856
Impairment, legal contingencies and other losses	22,762		5,736		1,308
Total operating expenses	328,158		286,774		263,191
Income from operations	40,689		42,852		38,516
Other income (expense):
Interest expense	(92,085)		(86,573)		(83,091)
Debt cost amortization	(5,697)		(4,767)		(4,618)
Gain on retirement of debt	0		0		1,044
Interest income	2,468		1,337		1,289
Income from partially-owned unconsolidated entities	31,862		17,497		3,365
Loss on hedging activities	0		0		(289)
(Loss) gain on sale of property, net of income taxes of $ - , $ - and $93 for 2012, 2011 and 2010	(4,305)		115		(1,504)
Taxes and other	(907)		(872)		(1,107)
Total other income (expense)	(68,664)		(73,263)		(84,911)
Loss from continuing operations	(27,975)		(30,411)		(46,395)
Income from discontinued operations	14,111		12,857		8,110
Gain (loss) on disposal of discontinued operations	22,729		23,733		(258)
Net income from discontinued operations	36,840		36,590		7,852
Net income (loss)	8,865		6,179		(38,543)
Continuing operations:
Noncontrolling interest in CRLP — common unitholders	2,108		2,589		5,817
Noncontrolling interest in CRLP — preferred unitholders	0		(3,586)		(7,161)
Noncontrolling interest of limited partners	(43)		(53)		103
Discontinued operations:
Noncontrolling interest in CRLP	(2,770)		(2,882)		(749)
Noncontrolling interest of limited partners	0		0		(4)
Income attributable to noncontrolling interest	705		3,932		1,994
Net income (loss) attributable to parent company	8,160		2,247		(40,537)
Distributions on preferred shares	0		0		(5,649)
Preferred unit repurchase gains	0		2,500		3,000
Preferred share/unit issuance costs write-off	0		(1,319)		(4,868)
Net income (loss) available to common shareholders	8,160		3,428		(48,054)
Net income (loss) per common share/unit — basic:
Continuing operations	$ (0.30)		$ (0.36)		$ (0.77)
Discontinued operations	$ 0.39		$ 0.40		$ 0.10
Net income (loss) per common share/unit — basic	$ 0.09		$ 0.04		$ (0.67)
Net income (loss) per common share/unit — diluted:
Continuing operations	$ (0.30)		$ (0.36)		$ (0.77)
Discontinued operations	$ 0.39		$ 0.40		$ 0.10
Net income (loss) per common share/unit — diluted	$ 0.09		$ 0.04		$ (0.67)
Weighted average common shares/units outstanding
Basic	87,251		84,142		71,919
Diluted	87,251		84,142		71,919
Changes in fair value of qualifying hedges	(15,985)		(19,302)		0
Adjust for amounts included in net income (loss)	7,222		3,164		726
Comprehensive income (loss)	102		(9,959)		(37,817)
Colonial Realty Limited Partnership
Revenues:
Minimum rent	304,364		270,935		244,869
Rentals from affiliates	0		236		203
Tenant recoveries	2,550		3,032		2,473
Other property related revenue	56,221		47,376		42,469
Other non-property related revenue	5,712		8,047		11,693
Total revenues	368,847		329,626		301,707
Operating expenses:
Property operating expense	101,746		92,148		86,369
Taxes, licenses and insurance	41,742		37,489		35,087
Property management expense	12,858		9,185		8,584
General and administrative expense	22,615		20,439		18,563
Management fees and other expenses	6,298		8,067		9,504
Restructuring charges	1,848		153		361
Investment and development expenses	1,285		1,781		422
Depreciation	113,961		107,236		100,137
Amortization	3,043		4,540		2,856
Impairment, legal contingencies and other losses	22,762		5,736		1,308
Total operating expenses	328,158		286,774		263,191
Income from operations	40,689		42,852		38,516
Other income (expense):
Interest expense	(92,085)		(86,573)		(83,091)
Debt cost amortization	(5,697)		(4,767)		(4,618)
Gain on retirement of debt	0		0		1,044
Interest income	2,468		1,337		1,289
Income from partially-owned unconsolidated entities	27,717		17,497		3,365
Loss on hedging activities	0		0		(289)
(Loss) gain on sale of property, net of income taxes of $ - , $ - and $93 for 2012, 2011 and 2010	(4,305)		115		(1,504)
Taxes and other	(907)		(872)		(1,107)
Total other income (expense)	(72,809)		(73,263)		(84,911)
Loss from continuing operations	(32,120)		(30,411)		(46,395)
Income from discontinued operations	14,111		12,857		8,110
Gain (loss) on disposal of discontinued operations	22,729		23,733		(258)
Net income from discontinued operations	36,840		36,590		7,852
Net income (loss)	4,720		6,179		(38,543)
Continuing operations:
Noncontrolling interest in CRLP — common unitholders	2,108		2,589		5,817
Noncontrolling interest in CRLP — preferred unitholders	0		(3,586)		(7,161)
Noncontrolling interest of limited partners	(43)		(53)		103
Discontinued operations:
Noncontrolling interest in CRLP	(2,770)		(2,882)		(749)
Noncontrolling interest of limited partners	0		0		(4)
(Income) loss attributable to noncontrolling interest	(43)		(53)		99
Net income (loss) attributable to parent company	4,015		3,428		(48,054)
Net income (loss) attributable to CRLP	4,677		6,126		(38,444)
Distributions on preferred shares	0		0		(5,649)
Preferred unit repurchase gains	0		2,500		3,000
Preferred share/unit issuance costs write-off	0		(1,319)		(4,868)
Net income (loss) available to common unitholders	4,677		3,721		(53,122)
Net income (loss) per common share/unit — basic:
Continuing operations	$ (0.34)		$ (0.36)		$ (0.77)
Discontinued operations	$ 0.39		$ 0.40		$ 0.10
Net income (loss) per common share/unit — basic	$ 0.05		$ 0.04		$ (0.67)
Net income (loss) per common share/unit — diluted:
Continuing operations	$ (0.34)		$ (0.36)		$ (0.77)
Discontinued operations	$ 0.39		$ 0.40		$ 0.10
Net income (loss) per common share/unit — diluted	$ 0.05		$ 0.04		$ (0.67)
Weighted average common shares/units outstanding
Basic	94,410		91,389		79,536
Diluted	94,410		91,389		79,536
Changes in fair value of qualifying hedges	(15,985)		(19,302)		0
Adjust for amounts included in net income (loss)	7,222		3,164		726
Comprehensive income (loss)	$ (4,043)		$ (10,012)		$ (37,718)

[1]	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.
[2]	For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".